SEI Liquid Asset Trust

Statement of Certification

Pursuant to Rule 497(j)

SEI Liquid Asset Trust (the “Trust”) hereby certifies that the form of Prospectus and Statement of Additional Information dated October 31, 2012 that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 41 to the Trust’s Registration Statement on Form N-1A (File Nos. 002-73428 and 811-03231), which was filed electronically on October 26, 2012 (Accession No. 0001104659-12-071634).

SEI Liquid Asset Trust

By:	/s/ Aaron C. Buser
Aaron C. Buser

Title:	Vice President and Assistant Secretary

Date:	November 1, 2012